UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Legg Mason International Equities Limited
Address: Esemplia Emerging Markets
         9th Floor, 10 Exchange Square, Primrose St
         London, England  EC2A 2EN

13F File Number:  28-6251

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paula Marsh
Title:     Head of Compliance, Europe
Phone:     44-20-7070-7429

Signature, Place, and Date of Signing:

     Paula Marsh     London, England     November 13, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $606,828 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-1700                       Legg Mason, Inc.
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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    82472  1881632 SH       DEFINED 1             1881632        0        0
AU OPTRONICS CORP              SPONSORED ADR    002255107     9149   945101 SH       DEFINED 1              945101        0        0
BRF-BRASIL FOODS S A           SPONSORED ADR    10552T107      123     2300 SH       DEFINED 1                2300        0        0
CEMEX SAB DE CV                SPON ADR NEW     151290889    50578  3914700 SH       DEFINED 1             3914700        0        0
CHUNGHWA TELECOM CO LTD        SPONS ADR NEW 09 17133Q403     1074    59510 SH       DEFINED 1               59510        0        0
COMPANHIA DE BEBIDAS DAS AME   SPON ADR PFD     20441W203     1909    23200 SH       DEFINED 1               23200        0        0
CPFL ENERGIA S A               SPONSORED ADR    126153105     1183    21900 SH       DEFINED 1               21900        0        0
GAMMON GOLD INC                COM              36467T106    33704  3960487 SH       DEFINED 1             3960487        0        0
GERDAU S A                     SPONSORED ADR    373737105    33121  2464300 SH       DEFINED 1             2464300        0        0
GOL LINHAS AEREAS INTLG S A    SP ADR REP PFD   38045R107     2903   282600 SH       DEFINED 1              282600        0        0
ISHARES INC                    MSCI TAIWAN      464286731    10363   841137 SH       DEFINED 1              841137        0        0
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD 465562106   108350  5377169 SH       DEFINED 1             5377169        0        0
KB FINANCIAL GROUP INC         SPONSORED ADR    48241A105       62     1200 SH       DEFINED 1                1200        0        0
LG DISPLAY CO LTD              SPONS ADR REP    50186V102      412    28700 SH       DEFINED 1               28700        0        0
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109    18936   392285 SH       DEFINED 1              392285        0        0
MORGAN STANLEY EMERG MKT DOM   COM              617477104     1026    72400 SH       DEFINED 1               72400        0        0
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG   71654V101    30438   774296 SH       DEFINED 1              774296        0        0
SHINHAN FINANCIAL GROUP CO L   SPN ADR RESTRD   824596100     1049    13084 SH       DEFINED 1               13084        0        0
SK TELECOM LTD                 SPONSORED ADR    78440P108    23638  1354600 SH       DEFINED 1             1354600        0        0
STERLITE INDS INDIA LTD        ADS              859737207     9707   607800 SH       DEFINED 1              607800        0        0
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100     7492   683546 SH       DEFINED 1              683546        0        0
TAM SA                         SP ADR REP PFD   87484D103    13615  1054547 SH       DEFINED 1             1054547        0        0
TELE NORTE LESTE PART S A      SPON ADR PFD     879246106     1423    75700 SH       DEFINED 1               75700        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209    19507   385800 SH       DEFINED 1              385800        0        0
VALE S A                       ADR REPSTG PFD   91912E204   120789  5889273 SH       DEFINED 1             5889273        0        0
VIVO PARTICIPACOES S A         SPON ADR PFD NEW 92855S200    22710   899400 SH       DEFINED 1              899400        0        0
WSP HOLDINGS LIMITED           ADR              92934F104     1095   232918 SH       DEFINED 1              232918        0        0
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